Schedule of Investments
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–65.44%
Belgium–1.02%
Cofinimmo S.A.	88,830	$5,883,106
Canada–2.52%
Allied Properties REIT	192,800	2,389,223
Canadian Apartment Properties REIT	135,100	4,420,896
StorageVault Canada, Inc.	2,320,955	7,680,038
		14,490,157
France–1.16%
Unibail-Rodamco-Westfield SE	75,428	6,645,946
Germany–3.56%
LEG Immobilien SE	120,578	10,723,498
Sirius Real Estate Ltd.	7,792,084	9,762,349
		20,485,847
Hong Kong–2.67%
Link REIT	1,966,300	8,290,733
Sun Hung Kai Properties Ltd.	730,000	7,053,631
		15,344,364
Japan–6.13%
GLP J-Reit	12,657	10,524,063
Mitsui Fudosan Co. Ltd.	1,668,900	15,332,282
Mitsui Fudosan Logistics Park, Inc.	1,085	3,042,648
Nippon Prologis REIT, Inc.	3,867	6,383,060
		35,282,053
Singapore–0.89%
CapitaLand Investment Ltd.	2,599,200	5,136,763
Spain–0.96%
Cellnex Telecom S.A.(a)	151,915	5,549,460
Sweden–0.78%
Castellum AB(b)	361,135	4,510,043
United Kingdom–4.37%
Big Yellow Group PLC	232,550	3,721,662
Derwent London PLC	371,426	11,068,308
Safestore Holdings PLC	619,699	7,162,513
Segro PLC	272,711	3,202,534
		25,155,017
United States–41.38%
Agree Realty Corp.	105,991	6,440,013
Alexandria Real Estate Equities, Inc.	158,008	18,802,952
American Tower Corp.	55,105	10,786,253
Americold Realty Trust, Inc.	232,111	6,190,400
Camden Property Trust	121,393	12,460,991
Digital Realty Trust, Inc.	77,342	11,240,886
Equinix, Inc.	29,013	22,136,339
Healthpeak Properties, Inc.	1,068,056	21,254,314
Host Hotels & Resorts, Inc.	437,835	7,854,760
Invitation Homes, Inc.	220,294	7,664,028
Kimco Realty Corp.	117,757	2,279,776
Shares		Value
United States–(continued)
Outfront Media, Inc.	460,179	$6,649,587
Prologis, Inc.	239,342	26,444,898
Public Storage	61,867	16,941,041
Realty Income Corp.	212,275	11,263,311
Regency Centers Corp.	22,164	1,360,870
Rexford Industrial Realty, Inc.(c)	383,012	17,373,424
Sun Communities, Inc.	76,371	9,011,014
Terreno Realty Corp.(c)	181,186	10,251,504
Ventas, Inc.	234,704	11,796,223
		238,202,584
Total Common Stocks & Other Equity Interests (Cost $372,868,393)		376,685,340
Principal Amount
Asset-Backed Securities–22.06%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D, 7.08% (1 mo. Term SOFR + 1.76%), 09/15/2036(a)(d)	$6,000,000	5,950,549
Series 2021-VOLT, Class E, 7.43% (1 mo. Term SOFR + 2.11%), 09/15/2036(a)(d)	6,495,000	6,446,501
Series 2022-CSMO, Class C, 9.21% (1 mo. Term SOFR + 3.89%), 06/15/2027(a)(d)	600,000	604,417
BX Trust,
Series 2021-MFM1, Class E, 7.68% (1 mo. Term SOFR + 2.36%), 01/15/2034(a)(d)	8,045,749	7,954,404
Series 2019-OC11, Class E, 3.94%, 12/09/2041(a)(e)	4,000,000	3,372,372
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 8.34% (1 mo. Term SOFR + 3.02%), 02/15/2039(a)(d)	500,000	435,915
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/2039(a)(e)	1,000,000	851,227
Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class E, 3.31%, 11/10/2042(a)(e)	4,586,000	3,752,695
Series 2020-555, Class F, 3.50%, 12/10/2041(a)(e)	800,000	608,321
Series 2020-420K, Class D, 3.31%, 11/10/2042(a)(e)	1,000,000	836,198
Series 2020-555, Class E, 3.50%, 12/10/2041(a)(e)	427,000	350,525
Cold Storage Trust, Series 2020-ICE5, Class E, 8.20% (1 mo. Term SOFR + 2.88%), 11/15/2037(a)(d)	10,788,321	10,791,994
Commercial Mortgage Trust,
Series 2019-GC44, Class 180B, 3.40%, 08/15/2057(a)(e)	1,500,000	1,428,963
Series 2020-SBX, Class D, 2.32%, 01/10/2038(a)(e)	6,200,000	4,824,862
Series 2019-GC44, Class 180C, 3.40%, 08/15/2057(a)(e)	5,500,000	5,158,903

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Principal Amount		Value
Credit Suisse Mortgage Capital Trust, Series 2021-BHAR, Class E, 8.93% (1 mo. Term SOFR + 3.61%), 11/15/2038(a)(d)	$3,000,000	$2,967,124
CSMC, Series 2021-BHAR, Class C, 7.43% (1 mo. Term SOFR + 2.11%), 11/15/2038(a)(d)	170,000	169,315
GS Mortgage Securities Corp. Trust, Series 2022-GTWY, Class A, 8.72% (1 mo. Term SOFR + 3.40%), 08/15/2039(a)(d)	10,050,000	10,109,842
Hawaii Hotel Trust, Series 2019-MAUI, Class E, 7.77% (1 mo. Term SOFR + 2.21%), 05/15/2038(a)(d)	200,000	198,993
Hilton USA Trust, Series 2016-HHV, Class E, 4.19%, 11/05/2038(a)(e)	5,281,000	4,941,846
Independence Plaza Trust, Series 2018-INDP, Class E, 5.00%, 07/10/2035(a)	7,000,000	6,528,411
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-UES, Class F, 4.45%, 05/05/2032(a)(e)	558,000	526,335
Series 2019-UES, Class B, 4.14%, 05/05/2032(a)	1,084,000	1,039,588
Series 2019-UES, Class C, 4.34%, 05/05/2032(a)	116,000	111,348
Series 2019-UES, Class D, 4.45%, 05/05/2032(a)(e)	119,000	113,443
Series 2019-UES, Class E, 4.45%, 05/05/2032(a)(e)	138,000	130,853
Series 2019-UES, Class G, 4.45%, 05/05/2032(a)(e)	158,000	148,330
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 8.03% (1 mo. Term SOFR + 2.72%), 04/15/2038(a)(d)	8,724,318	8,675,557
Morgan Stanley Capital I Trust, Series 2018-SUN, Class F, 8.17% (1 mo. Term SOFR + 2.85%), 07/15/2035(a)(d)	11,306,000	11,279,729
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class AMZ3, 3.50%, 01/15/2037(a)(e)	5,326,000	3,931,251
Series 2020-2PAC, Class AMZ2, 3.50%, 01/15/2037(a)(e)	800,000	657,836
SREIT Trust, Series 2021-PALM, Class E, 7.34% (1 mo. Term SOFR + 2.02%), 10/15/2034(a)(d)	1,240,000	1,221,627
STWD Trust,
Series 2021-FLWR, Class E, 7.36% (1 mo. Term SOFR + 2.04%), 07/15/2036(a)(d)	4,950,000	4,936,166
Series 2021-FLWR, Class F, 8.10% (1 mo. Term SOFR + 2.79%), 07/15/2036(a)(d)	3,400,000	3,379,343
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038(a)	14,154,000	12,530,114
Total Asset-Backed Securities (Cost $129,581,228)		126,964,897
Shares		Value
Preferred Stocks–7.41%
United States–7.41%
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	$1,906,288
American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	4,762,380
DiamondRock Hospitality Co., 8.25%, Pfd.	168,578	4,332,455
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	243,300	5,780,808
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	223,861	4,716,751
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	3,551,674
SITE Centers Corp., 6.38%, Series A, Pfd.	214,100	4,731,610
UMH Properties, Inc., 6.38%, Series D, Pfd.	566,800	12,843,688
Total Preferred Stocks (Cost $45,137,560)		42,625,654
Principal Amount
Municipal Obligations–1.34%
United States–1.34%
New York City Housing Development Corp. (8 Spruce Street), Series 2014, Ref. RB, 3.71%, 02/15/2048 (Cost $7,333,747)	$7,735,000	7,693,589
Shares
Money Market Funds–3.23%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(f)(g)	6,516,901	6,516,901
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(f)(g)	4,653,261	4,654,657
Invesco Treasury Portfolio, Institutional Class, 5.22%(f)(g)	7,447,886	7,447,886
Total Money Market Funds (Cost $18,619,654)		18,619,444
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.48% (Cost $573,540,582)		572,588,924
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.68%
Invesco Private Government Fund, 5.30%(f)(g)(h)	4,324,332	4,324,332
Invesco Private Prime Fund, 5.48%(f)(g)(h)	11,116,111	11,119,446
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,443,778)		15,443,778
TOTAL INVESTMENTS IN SECURITIES—102.16% (Cost $588,984,360)		588,032,702
OTHER ASSETS LESS LIABILITIES–(2.16)%		(12,413,578)
NET ASSETS–100.00%		$575,619,124
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Investment Abbreviations:
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $132,514,357, which represented 23.02% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2024.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,655,129	$36,331,730	$(39,469,958)	$-	$-	$6,516,901	$320,792
Invesco Liquid Assets Portfolio, Institutional Class	6,895,829	25,951,235	(28,196,865)	(214)	4,672	4,654,657	235,711
Invesco Treasury Portfolio, Institutional Class	11,034,434	41,521,975	(45,108,523)	-	-	7,447,886	366,002
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	728,598	47,040,793	(43,445,059)	-	-	4,324,332	90,255*
Invesco Private Prime Fund	1,873,540	101,027,599	(91,783,635)	-	1,942	11,119,446	242,042*
Total	$30,187,530	$251,873,332	$(248,004,040)	$(214)	$6,614	$34,063,222	$1,254,802

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$—	$5,883,106	$—	$5,883,106
Canada	14,490,157	—	—	14,490,157
Cayman Islands	—	12,530,114	—	12,530,114
France	—	6,645,946	—	6,645,946
Germany	—	20,485,847	—	20,485,847
Hong Kong	—	15,344,364	—	15,344,364
Japan	—	35,282,053	—	35,282,053
Singapore	—	5,136,763	—	5,136,763
Spain	—	5,549,460	—	5,549,460
Sweden	—	4,510,043	—	4,510,043
United Kingdom	—	25,155,017	—	25,155,017
United States	280,828,238	122,128,372	—	402,956,610
Money Market Funds	18,619,444	15,443,778	—	34,063,222
Total Investments	$313,937,839	$274,094,863	$—	$588,032,702
Invesco Global Real Estate Income Fund